LORD ABBETT SERIES FUND, INC.

Mid Cap Stock Portfolio

Supplement dated September 5, 2018 to the

Summary Prospectus dated May 1, 2018, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Eli Rabinowich, Portfolio Manager	2018
Jeff D. Diamond, Portfolio Manager	2008
So Young Lee, Portfolio Manager	2018

Please retain this document for your future reference.